SonicShares™ Global Shipping ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Industrial Services - 98.1%(a)
AP Moller - Maersk A/S	1,265	$3,006,745
Ardmore Shipping Corp.	18,010	252,320
CMB.Tech NV	158,191	2,242,664
COSCO SHIPPING Energy Transportation Co. Ltd.	572,015	1,008,788
COSCO SHIPPING Holdings Co. Ltd.	1,561,399	2,590,369
Costamare, Inc.	53,227	746,243
D/S Norden A/S	13,680	574,987
d’Amico International Shipping SA	54,769	412,649
Danaos Corp.(b)	8,035	983,243
DHT Holdings, Inc.	71,083	1,175,002
Diana Shipping, Inc.(c)	54,529	114,511
Dorian LPG Ltd.	18,884	656,786
Euroseas Ltd.	3,114	206,676
Frontline PLC(b)	102,682	3,572,306
Genco Shipping & Trading Ltd.	19,235	476,643
Global Ship Lease, Inc.	15,854	596,110
Hafnia Ltd.	382,312	2,499,680
Hapag-Lloyd AG	20,355	2,594,817
Heung-A Shipping Co. Ltd.(c)	106,269	110,638
Himalaya Shipping Ltd.	20,766	275,327
HMM Co. Ltd.	276,456	3,320,754
Hoegh Autoliners ASA	84,124	1,231,829
International Seaways, Inc.	35,751	2,738,168
Kawasaki Kisen Kaisha Ltd.	216,853	3,315,672
KNOT Offshore Partners LP	14,857	148,273
Matson, Inc.(b)	14,983	2,880,182
Mitsui OSK Lines Ltd.	101,334	3,250,295
MPC Container Ships ASA	195,658	501,231
Navigator Holdings Ltd.	27,244	507,556
Nordic American Tankers Ltd.	93,465	517,796
NS United Kaiun Kaisha Ltd.	10,572	418,262
Okeanis Eco Tankers Corp.(d)	17,163	848,134
Orient Overseas International Ltd.	203,409	3,164,466
Pacific Basin Shipping Ltd.	2,280,436	785,149
Pan Ocean Co. Ltd.	236,282	722,130
Pangaea Logistics Solutions Ltd.	28,874	187,681
Safe Bulkers, Inc.	45,130	284,770
Scorpio Tankers, Inc.(b)	37,375	2,588,593
Seanergy Maritime Holdings Corp.	9,320	125,168
SFL Corp. Ltd.	63,818	650,944
SITC International Holdings Co. Ltd.	796,540	3,187,359
Star Bulk Carriers Corp.	50,251	1,254,767

StealthGas, Inc.(c)	16,413	$129,663
Stolt-Nielsen Ltd.	42,692	1,257,614
T.S. Lines Ltd.	734,894	716,897
Teekay Corp. Ltd.	38,406	384,060
Teekay Tankers Ltd. - Class A	13,250	859,528
TORM PLC	45,162	1,164,624
Tsakos Energy Navigation Ltd.	12,999	459,775
Wallenius Wilhelmsen ASA - Class B	205,429	2,725,767
ZIM Integrated Shipping Services Ltd.	53,173	1,382,498
		65,806,109

TOTAL COMMON STOCKS (Cost $55,648,757)		65,806,109

SHORT-TERM INVESTMENTS - 14.2%
Investments Purchased with Proceeds from Securities Lending - 12.8%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(e)	8,580,573	8,580,573

Money Market Funds - 1.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(e)	930,980	930,980

TOTAL SHORT-TERM INVESTMENTS (Cost $9,511,553)		9,511,553

TOTAL INVESTMENTS - 112.3% (Cost $65,160,310)		$75,317,662
Liabilities in Excess of Other Assets - (12.3)%		(8,270,222)
TOTAL NET ASSETS - 100.0%		$67,047,440

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	All or a portion of this security is on loan as of June 30, 2026. The total market value of these securities was $8,288,523 which represented 12.4% of net assets.
(c)	Non-income producing security.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $848,134 or 1.3% of the Fund’s net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.